Income Taxes - A Reconciliation of Beginning and Ending Amounts of Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Beginning balance	$ 27.7	$ 23.3	$ 21.6
Additions on tax position related to the current year	2.7	2.2	1.9
Additions for tax positions of prior years	2.5	2.4	0.9
Additions due to acquisitions	13.4
Reductions for tax positions of prior year	(3.6)	(0.1)	(0.5)
Reductions for settlement	(0.3)	(0.1)	(0.5)
Reductions due to statute expiration	(0.8)		(0.1)
Ending balance	$ 41.6	$ 27.7	$ 23.3